Borrowings (Details 4) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Evolution of borrowing [RollForward]
Balance at the beginning of the year	$ 129,415	[1]	$ 112,936
Borrowings	17,853		26,596		$ 146,396
Payment of borrowings	(17,969)		(17,780)		(145,401)
Obtention / (payment) of short term loans, net	345		(862)
Interests paid	(6,999)		(5,326)		(2,934)
Deconsolidation	(21,310)
Accrued interests	8,288		6,192
Changes in fair value of third-party loans	114
Loans received from associates and joint ventures, net	4
Cumulative translation adjustment and exchange differences, net	96,892		7,659
Balance at the end of the year	$ 206,633	[1]	$ 129,415	[1]	$ 112,936

[1]	Includes Ps. 180,814 and Ps. 119,103 as of June 30, 2018 and 2017, respectively, corresponding to the Operations Center in Israel.